CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	¥ (679,316)	¥ (1,426,988)	¥ (337,953)
Adjustments to reconcile net loss to net cash provided by operating activities:
Investment loss	7,889	75,097	45,012
Unrealized exchange (gains)/losses	15,993	(8,375)	(3,410)
Interest expense	0	31,659	0
Depreciation of property, plant and equipment	255,762	185,344	55,859
Amortization of intangible assets	693,761	688,572	633,368
Deferred income tax	(150,522)	(46,171)	6,863
Share-based compensation	896,416	1,185,839	76,981
(Gains)/Losses on disposal of property, plant and equipment	5,364	(14,910)	(22,993)
Gains on disposal of intangible assets	(52,673)	(1,520)	0
Share of results of equity investees	76,810	71,866	25,640
Gains from guarantee liabilities	(2,462)	0	0
Allowance for doubtful accounts for accounts receivable, and credit losses for finance receivables	747,254	349,185	102,651
Allowance for due from related party	4,000	15,000	0
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	(1,259,543)	(869,699)	(426,800)
Bills receivable	(34,492)	(220,308)	37,424
Prepayments and other receivables	(737,248)	(343,794)	(258,732)
Due from related parties	(13,185)	29,792	30,996
Other current assets	(176,740)	(17)	(104,313)
Other non-current assets	(104,618)	(375,823)	(462,033)
Accounts payable	745,184	483,312	619,769
Guarantee liabilities	110,076	0	0
Deferred revenue	(93,596)	116,347	(30,886)
Income tax payable	192,625	30,561	9,761
Due to related parties	8,322	25,194	35,693
Other payables and accruals	215,689	968,509	424,148
Other non-current liabilities	7,229	(20,446)	70,351
Net cash provided by operating activities	677,979	928,226	527,396
Cash flows from investing activities
Placement of time deposits	0	0	(2,000)
Proceeds from maturity of time deposits	0	2,000	100,000
Purchase of investments in equity investees	(754,008)	(120,429)	(280,168)
Disposal of investments in equity investees	15,328	127,120	0
Purchases of property, plant and equipment	(230,945)	(1,728,761)	(575,015)
Purchases of intangible assets	(14,143)	(26,706)	(33,567)
Purchase of convertible notes	(139,425)	0	0
Proceeds from disposal of property, plant and equipment	816,860	242,282	67,090
Proceeds from disposal of intangible assets	57,400	0	445
Acquisition of finance receivables	(24,705,908)	(24,608,984)	(13,951,414)
Collection of finance receivables	17,483,354	9,135,002	2,844,009
Acquisition of subsidiaries, net of cash acquired	0	(49,585)	(56,513)
Net cash used in investing activities	(7,471,487)	(17,028,061)	(11,887,133)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	0	0	977,954
Proceeds from issuance of subsidiary's ordinary shares, net of issuance costs	(3,165)	5,528,755	0
Proceeds from issuance of subsidiaries' redeemable convertible preference shares, net of issuance costs	0	1,317,450	2,043,694
Repurchase of ordinary shares	(326,654)	0	0
Repurchase of subsidiary's ordinary shares	(4,367)	0	0
Contribution from noncontrolling interests	0	2,995	0
Purchase of noncontrolling interests	0	(36,292)	0
Proceeds from issuance of convertible debt	0	0	991,720
Proceeds from exercise of options	1,879	26,673	20,772
Proceeds from exercise of subsidiary's options	31	0	0
Proceeds from borrowings	23,045,346	23,306,791	7,775,989
Repayment of borrowings	(22,710,497)	(14,650,880)	(818,076)
Proceeds from asset-backed securitization debt	16,956,147	11,142,486	5,499,400
Repayment of asset-backed securitization debt	(11,947,716)	(6,795,858)	(1,068,779)
Net cash provided by financing activities	5,011,004	19,842,120	15,422,674
Effect of exchange rate changes on cash and cash equivalents and restricted cash	110,364	(350,491)	293,099
Increase/(Decrease) in cash and cash equivalents and restricted cash	(1,672,140)	3,391,794	4,356,036
Cash and cash equivalents and restricted cash at beginning of the year	11,039,359	7,647,565	3,291,529
Cash and cash equivalents and restricted cash at end of the year	9,367,219	11,039,359	7,647,565
Supplemental cash flow disclosures:
Cash paid for income taxes	(133,793)	(219,434)	(130,946)
Cash paid for interest	(1,962,269)	(1,118,736)	(71,759)
Supplemental disclosures of non-cash activities:
Purchases of property, plant and equipment	10,499	9,471	1,240
Purchases of intangible assets	1,291	708	291
Amounts receivable from exercise of options	(176)	(58,415)	(3,488)
Investment in convertible notes in connection with business cooperation with Yusheng Holdings Limited	1,645,342	0	0
Preferred Stock [Member]
Supplemental disclosures of non-cash activities:
Conversion of Yixin preferred shares	0	5,323,103	0
Convertible Debt [Member]
Supplemental disclosures of non-cash activities:
Conversion of convertible debt	¥ 0	¥ 158,450	¥ 0